Income Taxes - Summary of Federal and State Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
State	$ 7	$ 15
Current federal and state income tax expense	7	15
Deferred
Income tax expense	$ 7	$ 15